Turnover and segment information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Turnover by location of customer
Turnover	£ 30,328	£ 29,324	£ 24,696
Non-current assets	31,687	31,166
UK current year charge
Turnover by location of customer
Non-current assets	6,464	5,134
US
Turnover by location of customer
Non-current assets	13,280	14,024
Rest of World
Turnover by location of customer
Non-current assets	6,606	6,593
Belgium
Turnover by location of customer
Non-current assets	5,337	5,415
Customer
Turnover by location of customer
Turnover	30,328	29,324	24,696
Customer | UK current year charge
Turnover by location of customer
Turnover	693	695	656
Customer | US
Turnover by location of customer
Turnover	15,820	14,542	11,914
Customer | Rest of World
Turnover by location of customer
Turnover	£ 13,815	£ 14,087	£ 12,126